SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2020
Summary of the calculation of basic and diluted net loss per common share

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Numerator:
Net Loss	$(7,715,120)	$(5,916,947)	$(14,540,647)	$(11,666,118)
Denominator:
Basic weighted average common shares outstanding	3,956,455	8,442,703	3,446,123	8,425,655
Earnings (loss) per share:
Basic and diluted	$(1.95)	$(0.70)	$(4.22)	$(1.38)

	2020	2019
Numerator:
Net Loss	$(31,674,084)	$(18,468,776)
Denominator:
Basic weighted average common shares outstanding	8,197,409	8,310,333
Earnings (loss) per share:
Basic and diluted	$(3.86)	$(2.22)

LifeSci Acquisition II Corp
Summary of the calculation of basic and diluted net loss per common share

		For the Period
		from December
		18, 2019
		(Inception)
	Year Ended	Through
	June 30,	June 30,
	2021	2020
Redeemable Common Stock
Numerator: Earnings allocable to Redeemable Common Stock
Interest Income	$30,397	$—
Franchise Tax	(30,397)	—
Net Earnings	$—	$—
Denominator: Weighted Average Redeemable Common Stock Redeemable Common Stock, Basic and Diluted	8,009,041	—
Earnings/Basic and Diluted Redeemable Common Stock	$0.00	$0.00
Non-Redeemable Common Stock
Numerator: Net Loss minus Redeemable Net Earnings
Net Loss	$(561,449)	$(1,000)
Redeemable Net Earnings	—	—
Non-Redeemable Net Loss	$(561,449)	$(1,000)
Denominator: Weighted Average Non-Redeemable Common Stock
Non-Redeemable Common Stock, Basic and Diluted	1,951,216	1,875,000
Loss/Basic and Diluted Non-Redeemable Common Stock	$(0.29)	$0.00